Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Boyd Group Services Inc.
Entity Central Index Key	0002091467
Current Fiscal Year End Date	--12-31
Entity File Number	001-42925
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-1522867
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	27,829,821
Title of 12(b) Security	Common Shares without par value
Trading Symbol	BGSI
Security Exchange Name	NYSE
Entity Address, Address Line One	1745 Ellice Avenue
Entity Address, Address Line Two	Unit C1
Entity Address, City or Town	Winnipeg
Entity Address, State or Province	MB
Entity Address, Postal Zip Code	R3H 1A6
City Area Code	204
Local Phone Number	895-1244
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Winnipeg, Manitoba
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680